Derivatives (Details)	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Derivative realized gain not disclosed flag	true
Derivative assets not disclosed flag	true
Derivative liabilities not disclosed flag	true
Derivative gain (loss) not disclosed flag	true